Derivative Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 29, 2016	Dec. 31, 2015
Embedded Conversion Feature Liability:
Risk-free interest rate		0.62%
Expected volatility	100.00%	100.00%
Expected life (in years)		11 months 1 day
Expected dividend yield
Face Value of convertible notes		$ 3,294,850
Fair value		$ 420,360
Minimum [Member]
Embedded Conversion Feature Liability:
Risk-free interest rate	0.46%
Expected life (in years)	8 months 12 days
Face Value of convertible notes	$ 1,208,850
Maximum [Member]
Embedded Conversion Feature Liability:
Risk-free interest rate	0.59%
Expected life (in years)	10 months 28 days
Face Value of convertible notes	$ 3,209,850